GAIN ON DISPOSAL OF ASSESTS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
GAIN ON DISPOSAL OF ASSESTS
Gain (Loss) on Disposition of Assets		$ 1,400
Bay State College Inc
GAIN ON DISPOSAL OF ASSESTS
Gain (Loss) on Disposition of Assets	$ 1,400